Federated Hermes Kaufmann Large Cap Fund Annual Fund Operating Expenses - Federated Hermes Kaufmann Large Cap Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 1, 2027
A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	1.20%
Fee Waiver or Reimbursement	(0.11%)	[2]
Net Expenses (as a percentage of Assets)	1.09%
C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	1.97%
Fee Waiver or Reimbursement	(0.08%)	[2]
Net Expenses (as a percentage of Assets)	1.89%
R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.62%
Fee Waiver or Reimbursement	(0.14%)	[2]
Net Expenses (as a percentage of Assets)	1.48%
IS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	(0.11%)	[2]
Net Expenses (as a percentage of Assets)	0.84%
R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	(0.10%)	[2]
Net Expenses (as a percentage of Assets)	0.78%

[1]	The Fund has adopted a Distribution (12b-1) Plan for its A class pursuant to which the A class of the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum amount of 0.25%. No such fee is currently incurred and paid by the A class of the Fund. The A class of the Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Trustees”).
[2]	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective January 1, 2026, total annual fund operating expenses (excluding acquired fund fees and expenses, dividends and other expenses related to short sales, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s A, C, R, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 1.09%, 1.89%, 1.48%, 0.84% and 0.78% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2027; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.